ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Blue Hat Interactive Entertainment Technology (“Blue Hat Cayman” or the “Company”) is a holding company incorporated on June 13, 2018, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of Brilliant Hat Limited (“Blue Hat BVI”) established under the laws of the British Virgin Islands on June 26, 2018.

Blue Hat BVI is also a holding company holding all of the outstanding equity of Blue Hat Interactive Entertainment Technology Limited (“Blue Hat HK”) which was established in Hong Kong on June 26, 2018. Blue Hat HK is also a holding company holding all of the outstanding equity of Xiamen Duwei Consulting Management Co., Ltd. (“Blue Hat WFOE”) which was established on July 26, 2018 under the laws of the People’s Republic of China (“PRC” or “China”) and its wholly owned subsidiary, Hunan Engaomei Animation Culture Development Co., Ltd. (“Blue Hat Hunan”) a PRC company, was established and engaged in designing, producing, promoting and selling interactive toys with mobile games features, online interactive educational program, original intellectual property and peripheral derivatives features worldwide.

On November 13, 2018, Blue Hat Cayman completed a reorganization of entities under common control of its then existing shareholders, who collectively owned all of the equity interests of Blue Hat Cayman prior to the reorganization. Blue Hat Cayman, Blue Hat BVI, and Blue Hat HK were established as the holding companies of Blue Hat WFOE.

On August 23, 2021, Fujian Blue Hat Group Co., Ltd (“Blue Hat Group”) which was the subsidiary of Blue Hat HK was established under the laws of the PRC.

On February 2021, the Blue Hat WFOE acquired additional 51.5% of Fujian Youth Hand in Hand Educational Technology Co., Ltd (“Fujian Youth”), and Fujian Youth is owned 48.5% by Blue Hat Fujian. On June 2023, Blue Hat Fujian was disposed, and Fujian Youth is 100% owned by Blue Hat WFOE. On March 24 2021, a wholly owned subsidiary Fuzhou Qiande Educational Technology Co., Ltd (“Qiande”), a PRC company, was established under Fujian Youth.

On February 20, 2021, the Company established its wholly owned subsidiaries, Xiamen Bluehat Research Institution of Education Co., Ltd (“Bluehat Research”). On November 15, 2021, the Company deregistered Shenyang Qimengxing Trading Co., Ltd.

During 2021, the Company disposed Xunpusen (Xiamen) Technology Co., Ltd (“Xunpusen”), and Xiamen Jiuqiao Technology Co., Ltd (“Jiuqiao”).

On October 17, 2021, the Company deregistered Chongqing Lanhui Technology Co. Ltd.

On September 30, 2022, Blue Hat Group acquired 100% of Xiamen Shengruihao (“Shengruihao”) Technology Co., Ltd, a PRC company established on June 30, 2021.

On May 10, 2022, the Company has authorized and approved a 1-for-10 reverse stock split of the Company’s authorized (issued and unissued) shares of ordinary shares, effective May 27, 2022. The reverse stock split would be reflected in December 31, 2023, December 31, 2022, and December 31, 2021 statements of changes in stockholders’ equity, and in per share data for all period presented.

On April 3, 2023, Golden Strategy Ltd (“Golden strategy”) was established under the laws of British Virgin Islands. The Company has no substantive operations other than holding all of the outstanding share capital of Golden Alpha Strategy Limited (“Golden Alpha”) incorporated under the laws of Hong Kong on April 18, 2023 and Blue Hat Technology LLC. (“Blue USA”) incorporated under the laws of United States on July 21, 2023.

On June 13, 2023, Chongqing Duwei Chuangda Electronic Technology Co., Ltd which was the subsidiary of Blue Hat WFOE was established under the laws of PRC.

On July 5, 2023, Guangzhou Huangxin Enterprise Management Co., Ltd which was the subsidiary of Golden Alpha was established under the laws of PRC.

Disposition of interactive toys and mobile game business in PRC

On June 8, 2023, the Company disposed the variable interest entities and their subsidiaries, Fujian Blue Hat Interactive Entertainment Technology Ltd. (“Blue Hat Fujian”). The subsidiaries including Pingxiang Blue Hat Technology Co. Ltd. (“Blue Hat Pingxiang”), Fujian Lanyun Canghai Technology Co., Ltd (“Fujian Lanyun”). The VIEs and subsidiaries mainly operating in interactive toys and mobile game business in PRC, upon the disposition, the assets and liabilities are transferred to Blue Hat WOFE.

On June 8, 2023, he Company also disposed another variable interest entities and their subsidiaries, Fujian Xinyou Technology Co., Ltd (“Xinyou Technology”), Fresh Joy Entertainment Limited (“Fresh Joy”), Hong Kong Xinyou Entertainment Company (“Xinyou Entertainment”), Fujian Roar Game Technology Co., Ltd (“Fujian Roar Game”) Fuzhou Csfctech Co., Ltd (“Fuzhou CSFC”) and Fuzhou UC71 Co., Ltd (“Fuzhou UC71”). The VIEs and subsidiaries mainly operating in interactive toys and mobile game business in PRC.

The accompanying consolidated financial statements reflect the activities of Blue Hat Cayman and each of the following entities:

Name	Background	Ownership
Brilliant Hat Limited	● A British Virgin Islands company ● Incorporated on June 26, 2018 ● A holding company	100% owned by Blue Hat Interactive Entertainment Technology

Blue Hat Interactive Entertainment Technology Limited	● A Hong Kong company ● Incorporated on June 26, 2018 ● A holding company	100% owned by Brilliant Hat Limited

Xiamen Duwei Consulting Management Co., Ltd.	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”). ● Incorporated on July 26, 2018 ● Registered capital of $20,000,000 ● A holding company.	100% owned by Blue Hat Interactive Entertainment Technology Limited.

Fujian Blue Hat Group Co. Ltd.	● A PRC limited liability company ● Incorporated on August 23, 2021. ● A holding company	100% owned by Blue Hat Interactive Entertainment Technology Limited.

Fujian Youth Hand in Hand Educational Technology Co., Ltd.

● A PRC limited liability company, acquired on February 2021.

● Incorporated on September 18, 2017

● Registered capital of $3,106,214 (RMB 20,100,000)

● Educational consulting service and sports related.

100% owned by Xiamen Duwei Consulting Management Co., Ltd.

Hunan Engaomei Animation Culture Development Co., Ltd.

● A PRC limited liability company

● Incorporated on October 19, 2017

● Registered capital of $302,540 (RMB 2,000,000)

● Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.

100% owned by Xiamen Duwei Consulting Management Co., Ltd.

Xiamen Bluehat Research Institution of Education Co., Ltd	● A PRC limited liability company ● Incorporated on February 20, 2021 ● Information Technology consulting service	100% owned by Xiamen Duwei Consulting Management Co., Ltd.

Fuzhou Qiande Educational Technology Co., Ltd.	● A PRC limited liability company ● Incorporated on March 24, 2021 ● Information Technology consulting service	100% owned by Fujian Youth Hand in Hand Educational Technology Co., Ltd.

Xiamen Shengruihao Technology Co., Ltd

● A PRC limited liability company, acquired on September 30, 2022

● Incorporated on June 30, 2021

● Registered capital of $ 4,463,754 (RMB 30,000,000)

● Software development, animation design and web design

100% owned by Fujian Blue Hat Group Co. Ltd.

Golden Strategy Ltd.	● A British Virgin Islands company ● Incorporated on April 3, 2023 ● Registered capital of $50,000 ● Gold derivative information service	100% owned by Blue Hat Interactive Entertainment Technology.

Golden Alpha Strategy Limited	● A Hong Kong company ● Incorporated on April 18, 2023 ● Diamond trading	100% owned by Golden Strategy Ltd.

Chongqing Duwei Chuangda Electronic Technology Co., Ltd.	● A PRC limited liability company ● Incorporated on June 13, 2023 ● Registered capital of $141,189 (RMB1,000,000) ● Technical development and service	100% owned by Xiamen Duwei Consulting Management Co., Ltd

Guangzhou Huangxin Management Co.,Ltd	● A PRC limited liability company ● Incorporated on July 5, 2023 ● Registered capital of $1,000,000 ● Supply chain information for diamond trading	100% owned by Golden Alpha Strategy Limited

Blue Hat Technology LLC	● A U.S.A limited liability company ● Incorporated on July 21, 2023 ● Logistic information service	100% owned by Golden Strategy Ltd.